Collection Period Ended 30-Nov-2012
Principal Note
Payment Factor
55,710,364.31 0.479525
0.00 1.000000
0.00 1.000000
0.00 1.000000
55,710,364.31
Interest & Principal
Payment
55,765,870.28
154,166.67
176,250.00
74,470.83
$56,170,757.78
Total
$460,393.47
Class A-3 Notes
0.470000% 176,250.00 0.391667 0.391667
Class A-4 Notes 0.610000% 74,470.83 0.508333 0.508333
Class A-1 Notes 0.230000% 55,505.97 0.123347 123.924156
Class A-2 Notes 0.370000% 154,166.67 0.308333 0.308333
Current Overcollateralization Amount 55,803,101.47 3.50%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Initial Overcollateralization Amount 47,874,327.63 3.00%
Target Overcollateralization Amount 55,803,101.47 3.50%
Pool Balance
1,650,866,041.78
1,473,736,032.82
1,415,944,512.71
Amount Percentage
Adjusted Pool Balance 1,594,374,327.63 1,423,799,698.10 1,368,089,333.79
Yield Supplement Overcollateralization Amount 56,491,714.15 49,936,334.72 47,855,178.92
Total Note Balance
1,546,500,000.00
1,367,996,596.63
1,312,286,232.32
Overcollateralization 47,874,327.63 55,803,101.47 55,803,101.47
Class A-3 Notes 450,000,000.00 450,000,000.00 450,000,000.00 0.000000
Class A-4 Notes 146,500,000.00 146,500,000.00 146,500,000.00 0.000000
Class A-1 Notes 450,000,000.00 271,496,596.63 215,786,232.32 123.800810
Class A-2 Notes 500,000,000.00 500,000,000.00 500,000,000.00 0.000000
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Nov-2012 15-Dec-2012 30/360 Days 30
Distribution Date
17-Dec-2012
Interest Period of the Class A-1 Notes (from... to) 15-Nov-2012 17-Dec-2012 Actual/360 Days
Collection Period (from... to) 1-Nov-2012 30-Nov-2012
Determination Date 13-Dec-2012
Record Date 14-Dec-2012
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No. 3
61,202,251.73
0.00 0.00
Aggregate Principal Distributable Amount
Regular Principal Distributable Amount
55,710,364.31 55,710,364.31 0.00
55,710,364.31 55,710,364.31 0.00
Interest Distributable Amount Class A Notes
460,393.47 460,393.47 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes
74,470.83 74,470.83 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 154,166.67 154,166.67 0.00
thereof on Class A-3 Notes
176,250.00 176,250.00 0.00
Monthly Interest Distributable Amount 460,393.47 460,393.47 0.00
thereof on Class A-1 Notes 55,505.97 55,505.97 0.00
1,228,113.36 0.00
Total Trustee Fee
0.00
Total Distribution
Distribution Detail
Due Paid Shortfall
Total Servicing Fee
1,228,113.36
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
61,202,251.73
(9) Excess Collections to Certificateholders 3,803,380.59
Investment Earnings 779.77 (6) Regular Principal Distributable Amount 55,710,364.31
Available Collections
61,202,251.73 (7) Additional Servicing Fee and Transition Costs 0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Net Liquidation Proceeds 18,510.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
1,445.00
(3) Interest Distributable Amount Class A Notes
460,393.47
Principal Collections 57,521,165.32 (1) Total Servicing Fee 1,228,113.36
Interest Collections 3,660,351.64 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
3,985,935.82
Investment Earnings
Notice to Investors
Net Investment Earnings on the Reserve Fund
49.53
Net Investment Earnings on the Collection Account 730.24
Investment Earnings for the Collection Period 779.77
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 49.53 minus Net Investment Earnings 49.53
Reserve Fund
Reserve Fund Required Amount 3,985,935.82
Reserve Fund Amount - Beginning Balance
Reserve Fund and Investment Earnings
1,473,736,032.82 57,893
Pool Balance beginning of Collection Period
60,543
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.017%
Principal Recoveries
1,445.00
Principal Net Losses 250,519.47
Cumulative Principal Net Losses 282,840.98
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
270,354.79
Principal Net Liquidation Proceeds
18,390.32
91-120 Days Delinquent 315,118.37 9 0.02%
Total 1,415,944,512.71 56,924 100.00%
31-60 Days Delinquent 2,506,491.61 87 0.18%
61-90 Days Delinquent 538,854.42 17 0.04%
Percentage
Current 1,412,584,048.31 56,811 99.76%
Weighted Average Seasoning (months) 13.98 17.44
Delinquency Profile *
Amount Number of Receivables
As of Cutoff Date Current
Weighted Average APR
2.93% 2.92%
Weighted Average Number of Remaining Payments
47.48 44.40
270,354.79
Pool Balance end of Collection Period 1,415,944,512.71 56,924
Pool Factor 85.77%
Principal Collections attributable to Full Pay-offs 19,467,481.49
Principal Purchase Amounts 0.00
Principal Gross Losses
Principal Collections 38,053,683.83
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78